Shareholders' Equity (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 28, 2021	Mar. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 20, 2021	Mar. 31, 2020	Feb. 05, 2020	Dec. 31, 2019
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.003	$ 0.003
Ordinary shares, authorized			300,000,000	100,000,000
Acquire shares issued		43,700
Ordinary shares, issued	3,614,458					689,427
Ordinary shares, par value (in Dollars per share)	$ 0.003
Warrant to ordinary shares per unit (in Dollars per share)	$ 4.15
Gross proceeds (in Dollars)	$ 15,000,000
Warrant exercise price (in Dollars per share)	$ 5.1875
Initial public offering percentage	125.00%
Price per warrant (in Dollars per share)			$ 0.46
Volatility percentage			17.06%
Expected warrant life			5 years
Annual interest rate			2.50%
Ordinary shares, issued			21,201,842	17,356,090
Share capital (in Dollars)				$ 52,069				$ 50,000
Subscription receivable (in Dollars)			$ 50,000
Related party receivable / loan written off (in Dollars)				$ 380,000
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.001
Ordinary shares, authorized					100,000,000
Ordinary shares, issued							100,000,000
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.003
Ordinary shares, authorized					300,000,000
Ordinary shares, issued							16,666,663
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.003
Ordinary shares, issued								16,666,663